Income Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense Differs From the Amount	Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% to loss before income taxes.
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022

Loss before income taxes	$(5,717,000)	$(5,946,000)
Statutory income tax rate	27.00%	27.00%

Income tax benefit computed at statutory tax rate	(1,543,000)	(1,605,000)
Differences between Canadian and foreign tax rates	249,000	206,000
Items not deductible for income tax purposes	762,000	692,000
Impact of foreign exchange	(155,000)	35,000
Unrecognized benefit of deferred income tax assets	687,000	672,000

Income tax benefit	$—	$—

Schedule of Sufficient Taxable Income to Utilize Its Deferred Tax Assets	The tax effected items that give rise to significant portions of the deferred income tax liabilities at October 31, 2023 and 2022 are presented below:
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022

Deferred tax liabilities:
Mineral properties	$(176,000)	$(176,000)
Office and equipment	(500)	(2,000)
Deferred tax assets:
Non-capital losses	176,500	178,000

Net deferred income tax liabilities	$—	$—

Schedule of Significant Unrecognized Tax Benefits and Unused Tax Losses	Significant unrecognized tax benefits and unused tax losses for which no deferred tax asset is recognized as of October 31, 2023 and 2022 are as follows:
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022

Share issuance costs	$56,000	$40,000
Office and equipment	25,000	19,000
Non-capital losses carried forward	1,594,000	1,039,000

Unrecognized deductible temporary differences	$1,675,000	$1,098,000